Transactions with Related Parties - Additional Information - Management and Directors Fees (Details)	6 Months Ended		1 Months Ended			4 Months Ended		6 Months Ended	1 Months Ended		4 Months Ended		6 Months Ended				0 Months Ended							6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Feb. 07, 2011 CEO USD ($)	Feb. 07, 2011 CEO EUR (€)	Feb. 07, 2011 CEO	May 03, 2013 CEO USD ($)	May 03, 2013 CEO EUR (€)	Jun. 30, 2013 CEO USD ($)	May 02, 2011 CFO USD ($)	May 02, 2011 CFO EUR (€)	May 03, 2013 CFO USD ($)	May 03, 2013 CFO EUR (€)	Jun. 30, 2013 CFO USD ($)	Jun. 30, 2014 COO USD ($)	Jun. 30, 2014 COO EUR (€)	Jun. 30, 2013 COO USD ($)	May 27, 2014 First Installment CEO	May 03, 2014 First Installment CEO	Feb. 07, 2012 First Installment CEO	May 03, 2015 Second Installment CEO	Feb. 07, 2013 Second Installment CEO	May 03, 2016 Third Installment CEO	Feb. 07, 2014 Third Installment CEO	Jun. 30, 2014 Renewal Consulting Agreements CEO and CFO USD ($)	Jun. 30, 2013 Renewal Consulting Agreements CEO and CFO USD ($)
Related Party Transaction [Line Items]
Annual Consulting Fees			$ 219,000	€ 160,000		$ 239,000	€ 174,600		$ 77,000	€ 56,000	$ 140,000	€ 102,000		$ 161,000	€ 117,519
Exchange rate EUR/USD	1.37
Executive directors consultancy fees								$ 79,000					$ 25,000	$ 84,000		$ 79,000								$ 202,000	$ 63,000
Number of shares granted	402,167	279,333			28,000	28,000	28,000
Number of shares vested during the period																		9,333	9,333	9,333	9,333	9,334	9,334
Number of shares issued in period																	9,333